Note 21 - Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Details of other liabilities [text block]
	December 31,	December 31,
	2025	2024
Options reward program liability	$3,000	$—
Total Other payables (non-current)	$3,000	$—

Accrued compensation and benefits	$20,363	$16,072
Accrued expenses	10,569	8,153
Deferred income	10,557	9,504
Loan interest payable to the related party(i)	8,764	8,764
Amounts due to related parties(i)	807	1,780
Other payables	2,968	5,148
Total Other payables (current)	$54,028	$49,421